Assets and Liabilities - Summary of Cost and Amortization of Software and Licenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	kr 12,454
Ending balance	2,152	kr 12,454
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,819	12,083
Additions	902	2,736
Ending balance	15,721	14,819
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(2,365)	(1,544)
Amortization expense	441	821
Impairment expense	10,763
Ending balance	(13,569)	(2,365)
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,627
Ending balance	549	2,627
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,736
Additions	902	2,736
Ending balance	3,638	2,736
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(109)
Amortization expense	322	109
Impairment expense	2,658
Ending balance	(3,089)	(109)
License
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,827
Ending balance	1,603	9,827
License | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,083	12,083
Ending balance	12,083	12,083
License | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(2,256)	(1,544)
Amortization expense	119	712
Impairment expense	8,105
Ending balance	kr (10,480)	kr (2,256)